Note 24 - Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
24	Trade and other receivables

	2021	2020

Bullion sales receivable	4,528	1,311
VAT receivables	3,162	2,278
Deferred consideration on the disposal of subsidiary (Note 23.2)	–	1,100
Deposits for stores, equipment and other receivables	248	273
	7,938	4,962

The Group's exposure to credit and currency risks, and impairment losses related to trade and other receivables are disclosed in note 33. The net carrying value of trade receivables was considered a reasonable approximation of fair value and are short-term in nature. No provision for expected credit losses were recognised as all scheduled payments were received as expected up to the date of approval of these financial statements, except for the deferred consideration on the disposal of subsidiary. The deferred consideration on the disposal of subsidiary was impaired (refer to note 23.2). The Bullion sales receivable and part of the VAT receivable were received after year-end